Trade and other receivables - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 GBP (£)
Disclosure of financial assets [line items]
Trade receivables	£ 3,052		£ 3,709
Trade receivables
Disclosure of financial assets [line items]
Uncollectible amounts written off	452		124
Charge for the year, net of recoveries	220		167
Arrears Management Program | Trade receivables
Disclosure of financial assets [line items]
Uncollectible amounts written off	270	$ 333
Government funding programmes, amount received	44	$ 51
Before exceptional items and remeasurements
Disclosure of financial assets [line items]
Charge for the year, net of recoveries	215		139
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,325		£ 2,243